Warrants - Schedule of Outstanding Warrants (Details)	5 Months Ended
Jun. 30, 2024 shares
Schedule of Outstanading Warrants [Roll Forward]
Outstanding Warrants, beginning balance (in shares)	22,124,971
Issued (in shares)	3,306,370
Outstanding Warrants, ending balance (in shares)	25,431,341
Public Warrants [Member]
Schedule of Outstanading Warrants [Roll Forward]
Outstanding Warrants, beginning balance (in shares)	14,374,971
Issued (in shares)	0
Outstanding Warrants, ending balance (in shares)	14,374,971
Private Placement Warrants [Member]
Schedule of Outstanading Warrants [Roll Forward]
Outstanding Warrants, beginning balance (in shares)	7,750,000
Issued (in shares)	0
Outstanding Warrants, ending balance (in shares)	7,750,000
Working Capital Warrants [Member]
Schedule of Outstanading Warrants [Roll Forward]
Outstanding Warrants, beginning balance (in shares)	0
Issued (in shares)	3,306,370
Outstanding Warrants, ending balance (in shares)	3,306,370